Leases (Tables)	3 Months Ended
Mar. 31, 2019
Novopelle Diamond, LLC [Member]
Schedule of Maturities of Lease Liabilities

The following is a schedule, by year, of maturities of lease liabilities as of March 31, 2019:

2019	$39,898
2020	54,066
2021	54,951
2022	55,854
2023	56,776
2024	57,715
2025	53,828
Total undiscounted cash flows	373,088
Less imputed interest (8%)	(91,445)
Present value of lease liability	$281,643